Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Preferred Convertible Stock	Common Stock	Additional Paid-in Capital	Notes to Employee	Accumulated Deficit
Beginning balance at Dec. 31, 2013	$ (39,505,672)	$ 5,968,549	$ 1,016,783			$ (46,491,004)
Beginning balance, shares at Dec. 31, 2013		6,244,174	380,566
Stock-based compensation	657,730			$ 657,730
Shares issued pursuant to stock awards			$ 244,616
Exercise of stock options	$ 220		$ 220
Exercise of stock options, shares	100		100
Change in note to employee	$ (266,282)				$ (266,282)
Effect of accretion to redemption value	(2,144,434)			(657,730)		(1,486,704)
Net income	3,588,300					3,588,300
Ending balance at Dec. 31, 2014	(37,670,138)	$ 5,968,549	$ 1,017,003		(266,282)	(44,389,408)
Ending balance, shares at Dec. 31, 2014		6,244,174	625,282
Stock-based compensation	341,554			341,554
Shares issued pursuant to stock awards			$ 16,300
Exercise of stock options	$ 77,372		$ 77,372
Exercise of stock options, shares	24,260		24,260
Change in note to employee	$ 266,282				$ 266,282
Effect of accretion to redemption value	(2,157,550)			(341,554)		(1,815,996)
Net income	(270,342)					(270,342)
Ending balance at Dec. 31, 2015	(39,412,822)	$ 5,968,549	$ 1,094,375			(46,475,746)
Ending balance, shares at Dec. 31, 2015		6,244,174	665,842
Stock-based compensation	224,039			224,039
Conversion of warrants	249,215			249,215
Conversion of warrants, shares			127,143
Exercise of stock options	$ 112,100		$ 112,100
Exercise of stock options, shares	46,500		46,500
Effect of accretion to redemption value	$ (1,356,707)			(473,254)		(883,453)
Change in par value from no par value to $0.0001			$ (1,206,391)	1,206,391
Issuance of common stock upon initial public offering, net of issuance costs	10,776,729		$ 170	10,776,559
Issuance of common stock upon initial public offering, net of issuance costs, shares			1,700,100
Issuance of warrants	126,217			126,217
Conversion of preferred redeemable convertible stock to common stock upon initial public offering	44,463,613		$ 378	44,463,235
Conversion of preferred redeemable convertible stock to common stock upon initial public offering, shares			3,778,753
Conversion of preferred convertible stock to common stock upon initial public offering		$ (5,968,549)	$ 126	5,968,423
Conversion of preferred convertible stock to common stock upon initial public offering, shares		(6,244,174)	1,259,187
Net income	2,633,405					2,633,405
Ending balance at Sep. 30, 2016	$ 17,815,789		$ 758	$ 62,540,825		$ (44,725,794)
Ending balance, shares at Sep. 30, 2016			7,577,525